Net Income Per Common Share (Tables)	12 Months Ended
Jan. 31, 2017
Earnings Per Share [Abstract]
Schedule of calculation of numerator and denominator in earnings per share
The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted income per common share from continuing operations attributable to Walmart:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2017	2016	2015
Numerator
Income from continuing operations	$14,293	$15,080	$16,814
Income from continuing operations attributable to noncontrolling interest	(650)	(386)	(632)
Income from continuing operations attributable to Walmart	$13,643	$14,694	$16,182

Denominator
Weighted-average common shares outstanding, basic	3,101	3,207	3,230
Dilutive impact of stock options and other share-based awards	11	10	13
Weighted-average common shares outstanding, diluted	3,112	3,217	3,243

Income per common share from continuing operations attributable to Walmart
Basic	$4.40	$4.58	$5.01
Diluted	4.38	4.57	4.99